CONDENSED CONSOLIDATED BALANCE SHEET (March 31, 2021 unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 231,935	$ 137,862	$ 346,111
Prepaid Expenses	226,447	29,953	23,282
Total Current Assets	458,382	167,815	369,393
PROPERTY AND EQUIPMENT, NET	0	0	0
OTHER ASSETS
Right of Use Asset, net	44,125	49,364
Deferred Offering Expenses	143,377	0
Deposits	3,000	3,000
Total Other Assets	190,502	52,364
TOTAL ASSETS	648,884	220,179	369,393
OTHER ASSETS:
Operating Lease - Right of Use Asset		49,364	0
Security Deposit		3,000	0
Total Other Assets		52,364	0
CURRENT LIABILITIES:
Accounts Payable	1,735,159	1,559,627	1,372,428
Loans Payable, Related Parties	0	9,000	0
Convertible Debentures Payable	5,180,342	5,180,342
Deferred Revenue - Participation Agreements	2,001,001	1,936,800	0
Accrued Interest	2,599,613	2,464,724	1,952,606
Lease Liability, current portion	32,362	29,172
Note Payable	158,650	0
Accrued Liabilities - Other	233,898	214,250	102,500
Total Current Liabilities	11,941,025	11,393,915	8,707,876
Current Portion of Long-Term Operating Lease		29,172	0
Convertible Debentures Payable		5,180,342	5,280,342
LONG-TERM LIABILITIES:
Note -Payable - SBA Paycheck Protection Loan	121,700	121,700
Lease Liability, long term portion	9,929	15,178
Total Long-Term Liabilities	131,629	136,878	0
Note Payable, Other		121,700	0
Long-Term Operating Lease, Net of Current Portion		15,178	0
TOTAL LIABILITIES	12,072,654	11,530,793	8,707,876
STOCKHOLDERS' DEFICIT:
Common Stock, Value	421,119	413,036	396,737
Additional Paid-In Capital	89,437,765	87,340,025	81,222,726
Accumulated deficit	(101,282,654)	(99,063,675)	(89,957,946)
Total Stockholders' Deficit	(11,423,770)	(11,310,614)	(8,338,483)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 648,884	$ 220,179	$ 369,393